A. Organization, Business and Summary of Significant Accounting Policies (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Warrants beginning balance	$ 23,405
Warrants exercised	(17)
Change in fair value of warrant liability	(4,069)
Warrants ending balance	$ 19,319